Supplemental cash flow information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Supplemental Cash Flow Information [Line Items]
Interest paid	$ 29,353	$ 28,326	$ 84,005	$ 83,406
Interest received	1,074	254	5,755	4,969
Undrawn credit facility fee paid	765	1,025	2,028	2,091
Non-cash transactions:
Dividend reinvestment	7,044	1,248	14,726	3,940	$ 4,359
Capital contribution through settlement of loans to affiliate	0	0	6,667	0
Offset of swaption against swap liability termination	0	0	10,852	0
Repayment of debt from sale-leaseback transaction proceeds	0	0	53,247	0
Arrangement and Transaction Fees Settled in Shares [Member]
Non-cash transactions:
Arrangement and transaction fees settled in shares	551	2,112	3,542	5,770
GCI [Member]
Non-cash transactions:
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	0	0	0	107,500
GCI [Member] | Time Charter Contracts [Member]
Non-cash transactions:
Acquisition of time charter contracts through novation from GCI	0	0	0	16,200
GCI [Member] | Bareboat Charter Contracts [Member]
Non-cash transactions:
Recognition of fair value of bareboat charters	$ 0	$ 0	$ 0	$ 16,200